Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000136712 | Public Finance Authority_5.000_6/1/2041
Holdings [Line Items]
Percent of Total Investments	5.20%
C000136712 | Chandler Industrial Development Authority_5.000_9/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136712 | Minnesota Municipal Gas Agency_5.000_9/1/2035
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136712 | Public Finance Authority_5.000_6/15/2064
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136712 | Montana Facility Finance Authority_4.100_11/15/2031
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136712 | State of Nevada Department of Business & Industry_5.000_7/15/2037
Holdings [Line Items]
Percent of Total Investments	3.50%
C000136712 | Public Finance Authority_4.55_12/5/2040
Holdings [Line Items]
Percent of Total Investments	3.40%
C000136712 | Public Finance Authority_5.000_10/1/2053
Holdings [Line Items]
Percent of Total Investments	3.40%
C000136712 | Public Finance Authority_6.500_6/30/2060
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136712 | Chicago Board of Education_5.750_12/1/2050
Holdings [Line Items]
Percent of Total Investments	3.00%
C000136712 | StateOhio
Holdings [Line Items]
Percent of Total Investments	3.60%
C000136712 | StateGeorgia
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136712 | StateLouisiana
Holdings [Line Items]
Percent of Total Investments	5.00%
C000136712 | StateAlabama
Holdings [Line Items]
Percent of Total Investments	5.20%
C000136712 | StateTexas
Holdings [Line Items]
Percent of Total Investments	5.30%
C000136712 | StateArizona
Holdings [Line Items]
Percent of Total Investments	5.80%
C000136712 | StateMinnesota
Holdings [Line Items]
Percent of Total Investments	6.10%
C000136712 | StateFlorida
Holdings [Line Items]
Percent of Total Investments	9.30%
C000136712 | StateNew York
Holdings [Line Items]
Percent of Total Investments	10.50%
C000136712 | StateWisconsin
Holdings [Line Items]
Percent of Total Investments	25.70%
C000136712 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000136712 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000136712 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243995 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000243995 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243995 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243995 | Euro/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243995 | Euro-BUND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243995 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243995 | Canadian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | Russell 2000 Index
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | Euro-BOBL
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243995 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243995 | Stocks
Holdings [Line Items]
Percent of Total Investments	32.00%
C000243995 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	28.20%
C000243995 | Currencies
Holdings [Line Items]
Percent of Total Investments	21.60%
C000243995 | Commodities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000243995 | Number of Long Holdings
Holdings [Line Items]
Percent of Net Asset Value	900.00%
C000243995 | Number of Currency Pairs
Holdings [Line Items]
Percent of Net Asset Value	700.00%
C000243995 | Number of Short Holdings
Holdings [Line Items]
Percent of Net Asset Value	600.00%
C000243995 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243995 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243995 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243995 | FR_TSR_Top10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243995 | FR_TSR_Top10_EUR
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243995 | FR_TSR_Top10_CAD
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243995 | FR_TSR_Top10_AUD
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243995 | FR_TSR_Top10_NZD
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243995 | FR_TSR_Top10_S&P500
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243995 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243995 | FR_TSR_Top10_RUSSELL2000
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | FR_TSR_Top10_FTSE100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243995 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243995 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000243995 | FR_TSR_Top10_EUROBUND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243995 | FR_TSR_Top10_EUROBOBL
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243995 | FR_TSR_Top10_GILTS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247981 | ArcelorMittal SA__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247981 | Hudbay Minerals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247981 | Teck Resources Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247981 | Smurfit Westrock PLC__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247981 | Range Resources Corp.__
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247981 | Vista Energy SAB de CV__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247981 | First Quantum Minerals Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247981 | Venture Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247981 | Antero Resources Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247981 | Darling Ingredients, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247981 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247981 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000247981 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000247981 | Republic of Korea
Holdings [Line Items]
Percent of Total Investments	1.50%
C000247981 | Norway
Holdings [Line Items]
Percent of Total Investments	1.50%
C000247981 | China
Holdings [Line Items]
Percent of Total Investments	1.90%
C000247981 | Finland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247981 | Australia
Holdings [Line Items]
Percent of Total Investments	3.30%
C000247981 | Zambia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247981 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247981 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	4.80%
C000247981 | Canada
Holdings [Line Items]
Percent of Total Investments	24.70%
C000247981 | United States
Holdings [Line Items]
Percent of Total Investments	51.60%
C000247981 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000247981 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.375_7/15/2027_FR_9128282L3
Holdings [Line Items]
Percent of Total Investments	13.30%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_4/15/2027_FR_91282CEJ6
Holdings [Line Items]
Percent of Total Investments	13.20%
C000257150 | U.S. Treasury Inflation-Indexed Notes_1.625_10/15/2027_FR_91282CFR7
Holdings [Line Items]
Percent of Total Investments	12.50%
C000257150 | U.S. Treasury Inflation-Indexed Notes_1.250_4/15/2028_FR_91282CGW5
Holdings [Line Items]
Percent of Total Investments	12.50%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.750_7/15/2028_FR_912828Y38
Holdings [Line Items]
Percent of Total Investments	11.90%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_10/15/2026_FR_91282CDC2
Holdings [Line Items]
Percent of Total Investments	11.80%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.375_1/15/2027_FR_912828V49
Holdings [Line Items]
Percent of Total Investments	11.70%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.500_1/15/2028_FR_9128283R9
Holdings [Line Items]
Percent of Total Investments	10.30%
C000257150 | Swap_2.415_1/16/2031_FR_99S2C5NC3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000257150 | 2-Year Interest Rate Swap_5.220_1/13/2027_FR_AEII58553
Holdings [Line Items]
Percent of Total Investments	0.10%
C000257150 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000257150 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257150 | Inflation Swap
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257150 | Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.20%